Schedule of Weighted Average Fair Values and Assumptions Used (Detail) (Employee Stock Option, USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 12.06	$ 9.72	$ 12.05
Assumptions:
Expected volatility	41.00%	50.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	0.87%	0.84%
Expected life	5 years	5 years